Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Primary Subsidiaries
These consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiaries. All subsidiaries have a reporting date of March 31. The Company’s principal subsidiaries are as follows:

		2021	2020
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada Inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya France SAS (formerly Alithya Consulting SAS)	France	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	100%
Alithya Financial Solutions, Inc.	Delaware, USA	100%	100%
Alithya Ranzal LLC	Delaware, USA	100%	100%
Alithya Zero2Ten, Inc.	Delaware, USA	100%	100%
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	100%
Matricis Informatique Inc.	Quebec, Canada	100%	100%
Alithya Travercent LLC	Texas, USA	100%	100%
Alithya Askida Consulting Services Inc.	Quebec, Canada	100%	100%
Alithya Askida Solutions Inc.	Quebec, Canada	100%	100%
Pro2p Services Conseils Inc.	Canada	100%	100%
Alithya Solutions Canada Inc.	Canada	100%	100%

Summary of Depreciation Method of Property and Equipment
Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

As at	March 31, 2021				March 31, 2020
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$		$
Cost	2,333	3,190	5,611	11,134	1,435	2,800	1,844	6,079
Additions	553	1,195	1,682	3,430	1,313	886	3,724	5,923
Additions through business acquisitions	—	—	—	—	67	239	22	328
Disposals / retirements	(1,150)	(1,217)	(1,106)	(3,473)	(490)	(855)	—	(1,345)
Foreign currency translation adjustment	2	(279)	(38)	(315)	8	120	21	149
Subtotal	1,738	2,889	6,149	10,776	2,333	3,190	5,611	11,134
Accumulated depreciation	699	1,752	1,511	3,962	866	1,874	1,000	3,740
Depreciation expense	381	765	715	1,861	226	543	509	1,278
Disposals / retirements	(964)	(1,188)	(1,103)	(3,255)	(397)	(762)	—	(1,159)
Foreign currency translation adjustment	(5)	(229)	(7)	(241)	4	97	2	103
Subtotal	111	1,100	1,116	2,327	699	1,752	1,511	3,962
Net carrying amount	1,627	1,789	5,033	8,449	1,634	1,438	4,100	7,172

Summary of Amortization Method of Intangible Assets	The Group amortizes its intangible assets using the straight-line method over their estimated useful lives, as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

As at	March 31, 2021				March 31, 2020
	Customer relationships	Software	Non-compete agreements	Total	Customer relationships	Software	Tradenames	Non- compete agreements	Total
	$	$	$	$	$	$	$	$	$
Cost	73,722	4,377	7,530	85,629	55,823	1,355	12,604	316	70,098
Additions, purchased	—	7	—	7	—	49	—	—	49
Additions through business acquisitions	—	—	—	—	16,077	2,909	—	6,964	25,950
Additions, internally generated	—	159	—	159	—	—	—	—	—
Disposals / retirements	(2,933)	(29)	(237)	(3,199)	—	—	—	—	—
Foreign currency translation adjustment	(3,069)	(180)	(391)	(3,640)	1,822	64	732	250	2,868
Subtotal	67,720	4,334	6,902	78,956	73,722	4,377	13,336	7,530	98,965
Accumulated amortization	31,970	1,242	613	33,825	21,837	644	—	66	22,547
Amortization	8,996	1,258	1,485	11,739	10,133	598	—	547	11,278
Impairment loss	—	—	—	—	—	—	13,336	—	13,336
Disposals / retirements	(2,933)	(29)	(236)	(3,198)	—	—	—	—	—
Subtotal	38,033	2,471	1,862	42,366	31,970	1,242	13,336	613	47,161
Net carrying amount	29,687	1,863	5,040	36,590	41,752	3,135	—	6,917	51,804